Consolidated Balance Sheets (Parenthetical) - $ / shares			12 Months Ended
		Jun. 08, 2022	Sep. 30, 2022		Sep. 30, 2021		Sep. 13, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0.001125	$ 0.001125	[1]	$ 0.001125	[1]	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000	[1]	5,000,000	[1]	50,000,000
Preferred stock, shares issued	[1]		0		0
Preferred stock, shares outstanding	[1]		0		0
Common stock, par value		$ 0.001125	$ 0.001125	[1]	$ 0.001125	[1]	$ 0.0001
Common stock, shares authorized		883,000,000	883,000,000	[1]	883,000,000	[1]	450,000,000
Common stock, shares issued			45,375,000	[1]	40,000,000	[1]	450,000,000
Common stock, shares outstanding			45,375,000	[1]	40,000,000	[1]	450,000,000
Reverse stock split		a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.	1-for-11.25

[1]	Retrospectively restated for the effect of a 1-for-11.25 reverse split of the preferred and ordinary shares (see Note 7).